Allowance for Loan Losses - Additional Information (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Allowance For Loan Losses [Abstract]
Provision for loan losses		$ 1,146,000	$ 610,000	$ 2,213,000	$ 754,000	$ 1,966,000	$ 1,497,000
Increase in provision for loan losses		536,000		$ 1,500,000
Outstanding loan balance		$ 113,200,000
Percentage of increase in outstanding loan		16.30%
Percentage of additional increase of ratio to total loan in allowance of credit loss		3.19%	2.45%
Allowance for credit losses increase decrease in nonaccrual loan	$ 4,600,000	$ 8,400,000	$ 3,800,000